Material accounting policies and use of significant judgements and estimates - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Non-current assets
Intangible assets and goodwill	$ 700,326	$ 1,040,849	[1]
Property, plant and equipment	292,993	537,743	[1]
Vehicles under operating leases	100,535	56,137	[1]
Other assets	54,943	39,740	[1]
Deferred tax assets	92,345	81,554	[1]
Total non-current assets	1,241,142	1,756,023	[1]
Current assets
Cash and cash equivalents	1,159,300	739,237	[1]	$ 768,264	[2]	$ 973,877	[2]
Trade receivables and other receivables	341,881	233,088	[1]
Trade receivables - related parties		0
Accrued income - related parties		0
Inventories	853,079	1,079,361	[1]
Current tax assets	11,119	5,021	[1]
Other assets	323,294	241,620	[1]
Other current assets - related parties		0
Total current assets	2,688,673	2,298,327	[1]
Total assets	3,929,815	4,054,350	[1]
Equity
Share capital	(27,817)	(21,169)	[1]
Other contributed capital	(4,133,458)	(3,625,027)	[1]
Foreign currency translation reserve	14,661	63,152	[1]
Accumulated deficit	9,268,835	6,911,604	[1]
Total equity	5,122,221	3,328,560	[1]	$ 1,250,991		$ 89,931
Non-current liabilities
Contract liabilities	(76,091)	(61,002)	[1]
Deferred tax liabilities	(577)	(630)	[1]
Provisions	(133,536)	(94,757)	[1]
Other liabilities	(37,228)	(71,398)	[1]
Earn-out liability	(3,579)	(28,778)	[1]
Loans and borrowings	(2,499,230)	(2,281,062)	[1]
Lease liabilities	(93,514)	(104,349)	[1]
Other non-current interest-bearing liabilities - related parties	0	0
Total non-current liabilities	(2,843,755)	(2,641,976)	[1]
Current liabilities
Trade payables	(1,107,162)	(893,914)	[1]
Trade payables - related parties		0
Accrued expenses - related parties		0
Accrued expenses	(424,577)	(519,760)	[1]
Advance payments from customers	(16,062)	(17,344)	[1]
Provisions	(120,791)	(72,769)	[1]
Loans and borrowings	(3,860,675)	(2,657,839)	[1]
Current tax liabilities	(12,276)	(28,872)	[1]
Lease liabilities	(37,210)	(30,922)	[1]
Interest-bearing current liabilities - related parties		0
Contract liabilities	(37,183)	(37,649)	[1]
Class C Shares liability	(5,308)	(3,500)	[1]
Other liabilities	(587,037)	(478,365)	[1]
Other current liabilities - related parties		0
Total current liabilities	(6,208,281)	(4,740,934)	[1]
Total liabilities	(9,052,036)	(7,382,910)	[1]
Total equity and liabilities	$ (3,929,815)	(4,054,350)	[1]
As previously reported
Non-current assets
Intangible assets and goodwill		1,040,849
Property, plant and equipment		537,743
Vehicles under operating leases		56,137
Other assets		39,740
Deferred tax assets		81,554
Total non-current assets		1,756,023
Current assets
Cash and cash equivalents		739,237
Trade receivables and other receivables		152,405
Trade receivables - related parties		37,844
Accrued income - related parties		42,839
Inventories		1,079,361
Current tax assets		5,021
Other assets		238,907
Other current assets - related parties		2,713
Total current assets		2,298,327
Total assets		4,054,350
Equity
Share capital		(21,169)
Other contributed capital		(3,625,027)
Foreign currency translation reserve		63,152
Accumulated deficit		6,911,604
Total equity		3,328,560
Non-current liabilities
Contract liabilities		(61,002)
Deferred tax liabilities		(630)
Provisions		(94,757)
Other liabilities		(71,398)
Earn-out liability		(28,778)
Loans and borrowings		(927,235)
Lease liabilities		(47,918)
Other non-current interest-bearing liabilities - related parties		(1,410,258)
Total non-current liabilities		(2,641,976)
Current liabilities
Trade payables		(103,368)
Trade payables - related parties		(790,546)
Accrued expenses - related parties		(279,686)
Accrued expenses		0
Advance payments from customers		(17,344)
Provisions		(72,769)
Loans and borrowings		(2,512,394)
Current tax liabilities		(28,872)
Lease liabilities		(13,923)
Interest-bearing current liabilities - related parties		(100,662)
Contract liabilities		(37,649)
Class C Shares liability		(3,500)
Other liabilities		(740,577)
Other current liabilities - related parties		(39,644)
Total current liabilities		(4,740,934)
Total liabilities		(7,382,910)
Total equity and liabilities		(4,054,350)
Impact of presentation changes
Non-current assets
Intangible assets and goodwill		0
Property, plant and equipment		0
Vehicles under operating leases		0
Other assets		0
Deferred tax assets		0
Total non-current assets		0
Current assets
Cash and cash equivalents		0
Trade receivables and other receivables		80,683
Trade receivables - related parties		(37,844)
Accrued income - related parties		(42,839)
Inventories		0
Current tax assets		0
Other assets		2,713
Other current assets - related parties		(2,713)
Total current assets		0
Total assets		0
Equity
Share capital		0
Other contributed capital		0
Foreign currency translation reserve		0
Accumulated deficit		0
Total equity		0
Non-current liabilities
Contract liabilities		0
Deferred tax liabilities		0
Provisions		0
Other liabilities		0
Earn-out liability		0
Loans and borrowings		(1,353,827)
Lease liabilities		(56,431)
Other non-current interest-bearing liabilities - related parties		1,410,258
Total non-current liabilities		0
Current liabilities
Trade payables		(790,546)
Trade payables - related parties		790,546
Accrued expenses - related parties		279,686
Accrued expenses		(519,760)
Advance payments from customers		0
Provisions		0
Loans and borrowings		(145,445)
Current tax liabilities		0
Lease liabilities		(16,999)
Interest-bearing current liabilities - related parties		100,662
Contract liabilities		0
Class C Shares liability		0
Other liabilities		262,212
Other current liabilities - related parties		39,644
Total current liabilities		0
Total liabilities		0
Total equity and liabilities		$ 0

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).